Share-based compensation - Summarizes activity relating to options to purchase stock (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Exchange ratio			3.59
Stock options
Number of Shares (#)
Outstanding as of December 31, 2020 (in shares) | shares	2,364,010
Granted (in shares) | shares	1,614,683	2,364,010
Exercised (in shares) | shares	(64,570)
Forfeited (in shares) | shares	(88,372)
Outstanding as of December 31, 2021(in shares) | shares	3,825,751	2,364,010
Weighted Average Exercise Price ($)
Outstanding as of December 31, 2020 (in dollars per share) | $ / shares	$ 2.88
Granted (in dollars per share) | $ / shares	7.81
Exercised (in dollars per share) | $ / shares	6.97
Forfeited (in dollars per share) | $ / shares	7.80
Outstanding as of December 31, 2021 (in dollars per share) | $ / shares	$ 4.78	$ 2.88
Weighted- Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2021 (in years)	5 years 2 months 12 days
Outstanding at the end of period (in dollars) | $	$ 7,302,047
Vested and expected to vest as of December 31, 2021 (in shares) | shares	3,825,751
Options exercisable as of December 31, 2021 (in shares) | shares	1,018,775
Vested and expected to vest as of December 31, 2021 (in dollars per share) | $ / shares	$ 4.78
Options exercisable as of December 31, 2021 (in dollars per share) | $ / shares	$ 4.60
Vested and expected to vest as of December 31, 2021 (in years)	5 years 2 months 12 days
Options exercisable as of December 31, 2021 (in years)	6 years
Vested and expected to vest (in dollars) | $	$ 7,302,047
Options exercisable as of December 31, 2021 (in dollars) | $	$ 1,825,490